CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY)	12 Months Ended
Dec. 31, 2019
CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY)
CHINA BIOLOGIC PRODUCTS, INC. (PARENT COMPANY)

NOTE 21 – CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY)

The following represents condensed unconsolidated financial information of the Parent Company only:

Condensed Balance Sheets:

	December 31, 2019	December 31, 2018
	USD	USD
Cash	80,745,824	175,133,834
Time deposits	432,000,000	430,000,000
Prepayments and prepaid expenses	2,443,868	12,140,443
Total Current Assets	515,189,692	617,274,277
Property, plant and equipment, net	49	88
Investment in and amounts due from subsidiaries	1,214,913,704	1,139,337,487
Total Assets	1,730,103,445	1,756,611,852

Other payables and accrued expenses	5,723,648	4,544,071
Income tax payable - current	2,928,698	2,621,655
Total Current Liabilities	8,652,346	7,165,726
Income tax payable - non current	24,905,728	26,899,038
Other liabilities	830,779	497,489
Total Liabilities	34,388,853	34,562,253

Total Shareholders’ Equity	1,695,714,592	1,722,049,599

Total Liabilities and Shareholders’ Equity	1,730,103,445	1,756,611,852

Condensed Statements of Comprehensive Income:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Equity in income of subsidiaries	152,380,590	132,337,339	137,099,797
General and administrative expenses	(25,944,997)	(16,575,019)	(28,879,890)
Interest income	13,012,488	5,271,797	13,495
Earnings before income tax expense	139,448,081	121,034,117	108,233,402
Income tax (benefits)/expense	640,333	(7,022,185)	40,290,367
Net Income	138,807,748	128,056,302	67,943,035

Condensed Statements of Cash Flows:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Net cash provided by / (used in) operating activities	8,008,005	(6,211,606)	(3,830,330)
Net cash used in investing activities	(2,000,000)	(404,812,895)	(3,000,000)
Net cash (used in) / provided by financing activities	(100,396,015)	581,449,534	—
Net (decrease) / increase in cash	(94,388,010)	170,425,033	(6,830,330)
Cash at beginning of year	175,133,834	4,708,801	11,539,131
Cash at end of year	80,745,824	175,133,834	4,708,801